Cover	Oct. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2026
Entity File Number	814-01360
Entity Registrant Name	Franklin BSP Capital Corporation
Entity Central Index Key	0001825248
Entity Tax Identification Number	85-2950084
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Madison Avenue
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	588-6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true